Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2018	$ 83,866	$ 981	$ 4,298	$ (14,975)	$ 93,562
Beginning Balance (in shares) at Dec. 31, 2018		4,904,530
Net income	5,902				5,902
Dividends paid	(4,874)				(4,874)
Common stock issued in connection with acquisition	13,557	$ 133	13,424
Common stock issued in connection with acquisition, shares		666,101
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		7,500
Stock compensation expense	163		163
Other comprehensive income (loss), net	14,186			14,186
Ending Balance at Dec. 31, 2019	112,800	$ 1,116	17,883	(789)	94,590
Ending Balance (in shares) at Dec. 31, 2019		5,578,131
Net income	6,931				6,931
Dividends paid	(5,363)				(5,363)
Options exercised	86	$ 1	85
Options exercised (in shares)		5,189
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		8,250
Restricted stock forfeited		$ (1)	1
Restricted stock forfeited (in shares)		(4,500)
Stock compensation expense	167		167
Other comprehensive income (loss), net	4,927			4,927
Ending Balance at Dec. 31, 2020	119,548	$ 1,118	18,134	4,138	96,158
Ending Balance (in shares) at Dec. 31, 2020		5,587,070
Net income	7,494				7,494
Dividends paid	(5,370)				(5,370)
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		8,250
Stock compensation expense	161		161
Other comprehensive income (loss), net	(15,933)			(15,933)
Ending Balance at Dec. 31, 2021	$ 105,900	$ 1,120	$ 18,293	$ (11,795)	$ 98,282
Ending Balance (in shares) at Dec. 31, 2021		5,595,320